STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 13, 2024	May 14, 2024	Feb. 28, 2024	Aug. 17, 2023	May 17, 2023	Mar. 06, 2023	May 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08		$ 0.08
Dividends										$ (7,859)	$ (7,686)	$ (23,177)	$ (23,063)
Value of cash dividend paid							$ 15,200		$ 7,600